Equity instrument income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Instrument Income
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 5,134	R$ 31,626	R$ 18,658
Financial Assets Measured At Fair Value Through Other Comprehensive Income	80,394	52,021	3,521
Total	R$ 85,528	R$ 83,647	R$ 22,179